Segment Information (Reconciliation of Segment Totals to Consolidated Financial Statement Amounts) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Segment revenues:
Revenues	¥ 580,956	¥ 582,340	¥ 1,665,694	¥ 1,717,785
Segment profits:
Total segment profits	73,864	75,020	193,703	236,722
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests			23	(359)
Income before Income Taxes	75,407	121,829	209,581	350,458
Segment assets:
Allowance for doubtful receivables on finance leases and probable loan losses	(81,661)	(56,922)	(81,661)	(56,922)	¥ (86,795)	¥ (56,836)	¥ (55,173)	¥ (58,011)
Trade Notes, Accounts and Other Receivable	294,615		294,615			312,744
Other corporate assets	1,583,380		1,583,380			1,495,472
Assets	13,324,491		13,324,491			13,067,528
Operating Segment
Segment revenues:
Revenues	582,185	583,252	1,669,454	1,717,695
Segment profits:
Total segment profits	81,910	129,278	231,430	370,785
Segment assets:
Assets	11,148,953		11,148,953			10,883,545
Corporate, Non-Segment
Segment revenues:
Revenues	3,024	3,803	8,957	14,043
Segment profits:
Corporate profits (losses)	(8,393)	(9,122)	(25,902)	(24,532)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	1,890	1,673	4,053	4,205
Segment assets:
Cash and cash equivalents, restricted cash	1,133,038		1,133,038			1,135,284
Allowance for doubtful receivables on finance leases and probable loan losses	0		0			(56,836)
Allowance For Credit Losses	(80,866)		(80,866)			0
Trade Notes, Accounts and Other Receivable	294,615		294,615			312,744
Other corporate assets	828,751		828,751			¥ 792,791
Intersegment Eliminations
Segment revenues:
Revenues	¥ (4,253)	¥ (4,715)	¥ (12,717)	¥ (13,953)